Consolidated Statements of Changes in Equity - AUD ($)	Total	Issued Equity [member]	Reserve [member]	Accumulated losses [member]
At the beginning of reporting period, amount at Jun. 30, 2023	$ 136,469,389	$ 446,272,203	$ 30,127,718	$ (339,930,532)
Shareholders Equity [line items]
Other comprehensive income for the year, net of tax	(1,421,191)	0	(1,421,191)	0
Loss after income tax expense for the year	(42,716,625)	0	0	(42,716,625)
Total comprehensive income/(loss) for the year	(44,137,816)	0	(1,421,191)	(42,716,625)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	95,393,883	95,393,883	0	0
Conversion of Convertible Notes	0	0	0	0
Employee share based payment	1,796,286	0	1,796,286	0
Exercise of vested performance rights	0	439,101	(439,101)	0
At reporting date, amount at Jun. 30, 2024	189,521,742	542,105,187	30,063,712	(382,647,157)
Shareholders Equity [line items]
Other comprehensive income for the year, net of tax	14,384,243	0	14,384,243	0
Loss after income tax expense for the year	(61,434,165)	0	0	(61,434,165)
Total comprehensive income/(loss) for the year	(47,049,922)	0	14,384,243	(61,434,165)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	0	0	0	0
Conversion of Convertible Notes	0	0	0	0
Employee share based payment	1,163,543	0	1,163,543	0
Exercise of vested performance rights	0	2,626,643	(2,626,643)	0
At reporting date, amount at Jun. 30, 2025	143,635,363	544,731,830	42,984,855	(444,081,322)
Shareholders Equity [line items]
Other comprehensive income for the year, net of tax	(5,503,724)	0	(5,503,724)	0
Loss after income tax expense for the year	(79,304,563)	0	0	(79,304,563)
Total comprehensive income/(loss) for the year	(84,808,287)	0	(5,503,724)	(79,304,563)
Transactions with owners in their capacity as owners:
Contributions of equity, net of transaction costs	0	0	0	0
Conversion of Convertible Notes	1,116,196	1,116,196	(2,589,486)	2,589,486
Employee share based payment	1,589,774	0	1,589,774	0
Exercise of vested performance rights	0	1,804,155	(1,804,155)	0
At reporting date, amount at Jun. 30, 2026	$ 61,533,046	$ 547,652,181	$ 34,677,264	$ (520,796,399)